Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax benefit (expense):
Current income tax benefit (expense)	CAD 2	CAD 0
Deferred income tax benefit (expense)	(64)	22
Total income tax benefit (expense) included in other comprehensive income (loss)	(62)	22
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in other comprehensive income	CAD (62)	CAD 22